[Towneley Capital Management, Inc. Letterhead]



May 5, 2000

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Attn:    Office of Filings, Information and Consumer Services

Re:      Eclipse Funds (the "Trust")
         File Nos. 33-8865 and 811-4847

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter is to certify (1) that the prospectus and statement of additional information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 20 (the "Amendment") to the Trust's Registration Statement on Form N-1A and (2) that the Amendment was filed electronically on April 27, 2000 as Accession No. 0000945621-00-000308.

Sincerely,


/s/Sigrid A. Hess
Sigrid A. Hess
Secretary
Eclipse Funds